Property, plant and equipment - Right of use assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 167,829	$ 167,829
Right-of-use assets, ending balance		635,418	$ 167,829
Adjustment Due to IFRS 16	410,669
Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	217,810	217,810	215,773
Additions to right-of-use assets		171,992	2,037
Disposals and other		(2,374)	0
Right-of-use assets, ending balance	628,479	798,097	217,810
Adjustment Due to IFRS 16	410,669
Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(49,981)	(49,981)
Disposals and other		0	0
Depreciation		112,698	16,054
Right-of-use assets, ending balance	(49,981)	(162,679)	(49,981)
Ocean going vessels
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	72,596	72,596
Right-of-use assets, ending balance		425,018	72,596
Ocean going vessels | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	87,800	87,800	87,800
Additions to right-of-use assets		144,764	0
Disposals and other		(757)	0
Right-of-use assets, ending balance	370,654	514,661	87,800
Adjustment Due to IFRS 16	282,854
Ocean going vessels | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(15,204)	(15,204)
Disposals and other		0	0
Depreciation		74,439	5,853
Right-of-use assets, ending balance	(15,204)	(89,643)	(15,204)
Terminals and tanks
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	84,645	84,645
Right-of-use assets, ending balance		162,063	84,645
Terminals and tanks | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	113,978	113,978	111,941
Additions to right-of-use assets		13,582	2,037
Disposals and other		0	0
Right-of-use assets, ending balance	207,721	221,303	113,978
Adjustment Due to IFRS 16	93,743
Terminals and tanks | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(29,333)	(29,333)
Disposals and other		0	0
Depreciation		29,907	8,556
Right-of-use assets, ending balance	(29,333)	(59,240)	(29,333)
Buildings, plant installations and machinery
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	10,588	10,588
Right-of-use assets, ending balance		15,746	10,588
Buildings, plant installations and machinery | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	16,032	16,032	16,032
Additions to right-of-use assets		3,908	0
Disposals and other		0	0
Right-of-use assets, ending balance	19,705	23,613	16,032
Adjustment Due to IFRS 16	3,673
Buildings, plant installations and machinery | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	(5,444)	(5,444)
Disposals and other		0	0
Depreciation		2,423	1,645
Right-of-use assets, ending balance	(5,444)	(7,867)	(5,444)
Other
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	0	0
Right-of-use assets, ending balance		32,591	0
Other | Cost
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	0	0	0
Additions to right-of-use assets		9,738	0
Disposals and other		(1,617)	0
Right-of-use assets, ending balance	30,399	38,520	0
Adjustment Due to IFRS 16	30,399
Other | Accumulated depreciation
Reconciliation of Changes in Right of Use Assets [Roll Forward]
Right-of-use assets, beginning balance	0	0
Disposals and other		0	0
Depreciation		5,929	0
Right-of-use assets, ending balance	$ 0	$ (5,929)	$ 0